Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

									Value of Initial Fixed $100 Investment Based On:
	SCT Total for CEO1	CAP to CEO2	SCT Total for CEO1	CAP to CEO2	SCT Total for CEO1	CAP to CEO2	Average SCT Total for Other NEOs(1)	Average CAP to Other NEOs(2)	Total Shareholder Return	S&P U.S. BMI Bank Index(3)	Net (Loss) Income(4)	Diluted EPS(5)
Year	(Mr. Otting)	(Mr. Otting)	(Mr. DiNello)	(Mr. DiNello)	(Mr. Cangemi)	(Mr. Cangemi)	($)	($)	($)	($)	($ in millions)	($)
2025	7,655,500	21,835,871	—	—	—	—	2,265,968	4,241,245	49.02	211.47	(177)	(0.50)
2024	34,817,072	28,467,075	13,122,666	12,355,928	258,188	(8,096,879)	5,300,456	3,729,311	36.21	164.70	(1,118)	(3.49)
2023	—	—	—	—	4,837,091	6,324,186	1,918,769	2,473,292	117.22	123.02	(79)	(0.49)
2022	—	—	—	—	6,280,354	4,408,948	4,504,698	3,471,410	92.49	112.77	650	3.77
2021	—	—	—	—	8,652,305	9,452,320	2,653,231	2,993,324	122.62	135.97	596	1.20

Company Selected Measure Name	Diluted EPS
Named Executive Officers, Footnote	Joseph Otting, Alessandro DiNello, and Thomas R. Cangemi were CEO in 2024. Thomas R. Cangemi was the CEO for 2023, 2022 and 2021. The Non-CEO
NEOs for 2025 are Lee Smith, Bao Nguyen, Kris Gagnon, and George Buchanan. The Non-CEO NEOs for 2024 were Bao Nguyen, Craig Gifford, John J.
Pinto, Lee Smith, Reginald Davis, and Richard Raffetto. The Non-CEO NEOs for 2023 were John J. Pinto, John T. Adams, Lee Smith, and Reginald Davis.
The Non-CEO NEOs for 2022 were Robert Wann, John J. Pinto, John T. Adams, Lee Smith, and Reginald Davis. The Non-CEO NEOs for 2021 were Robert
	Wann, John J. Pinto, John T. Adams, and R. Patrick Quinn.
Peer Group Issuers, Footnote	The Peer Group TSR set forth in this table utilizes the S&P U.S. BMI Banks Index (assuming reinvestment of all dividends), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the company and in the S&P U.S. BMI Banks Index, respectively, and assumes reinvestment of all dividends. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 7,655,500
PEO Actually Paid Compensation Amount	$ 21,835,871
Adjustment To PEO Compensation, Footnote	The amounts reported in these columns represent the amount of Compensation Actually Paid to Joseph Otting and average amount of Compensation
Actually Paid to other NEOs as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Otting and the other NEO’s during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the SCT to determine the Compensation Actually Paid:

	CEO MR. OTTING	AVERAGE OF OTHER NEOS
ADJUSTMENTS	2025	2025
Total Compensation as reported in the Summary Compensation Table ("SCT")	$7,655,500	$2,265,968
Pension values as reported in SCT	—	—
Fair value of equity awards reported in SCT	(3,000,000)	(481,250)
Pension value attributable to current years’ service and any change in pension value attributable to plan amendments made in current year	—	—
Fair value of equity compensation granted in current year - value at year-end	3,184,653	505,964
Dividends paid on stock in the covered fiscal year prior the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—	—
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	13,995,718	1,874,388
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	—	76,175
Fair value of Awards granted and vested in current fiscal year	—	—
Fair value of awards forfeited in current fiscal year determined at the end of prior fiscal year	—	—
Forfeited dividends	—	—
Compensation Actually Paid	$21,835,871	$4,241,245

Non-PEO NEO Average Total Compensation Amount	$ 2,265,968	$ 5,300,456	$ 1,918,769	$ 4,504,698	$ 2,653,231
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,241,245	3,729,311	2,473,292	3,471,410	2,993,324
Adjustment to Non-PEO NEO Compensation Footnote	The amounts reported in these columns represent the amount of Compensation Actually Paid to Joseph Otting and average amount of Compensation
Actually Paid to other NEOs as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Otting and the other NEO’s during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the SCT to determine the Compensation Actually Paid:

	CEO MR. OTTING	AVERAGE OF OTHER NEOS
ADJUSTMENTS	2025	2025
Total Compensation as reported in the Summary Compensation Table ("SCT")	$7,655,500	$2,265,968
Pension values as reported in SCT	—	—
Fair value of equity awards reported in SCT	(3,000,000)	(481,250)
Pension value attributable to current years’ service and any change in pension value attributable to plan amendments made in current year	—	—
Fair value of equity compensation granted in current year - value at year-end	3,184,653	505,964
Dividends paid on stock in the covered fiscal year prior the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—	—
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	13,995,718	1,874,388
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	—	76,175
Fair value of Awards granted and vested in current fiscal year	—	—
Fair value of awards forfeited in current fiscal year determined at the end of prior fiscal year	—	—
Forfeited dividends	—	—
Compensation Actually Paid	$21,835,871	$4,241,245

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid compared to TSR:
Compensation Actually Paid vs. Net Income	Compensation Actually Paid compared to Net (Loss) Income:
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid compared to Diluted EPS:
Tabular List, Table	The metrics that the Bank uses for short- and long-term incentive plans are selected to drive the creation of shareholder value through positive business results. The most important financial performance measures used by the Bank to link Compensation Actually Paid to
NEOs to the Bank’s performance for the most recently completed fiscal year are:
•Total Shareholder Return;
•Net (Loss) Income; and
•Diluted Earnings Per Share.

Total Shareholder Return Amount	$ 49.02	36.21	117.22	92.49	122.62
Peer Group Total Shareholder Return Amount	211.47	164.70	123.02	112.77	135.97
Net Income (Loss)	$ (177,000,000)	$ (1,118,000,000)	$ (79,000,000)	$ 650,000,000	$ 596,000,000
Company Selected Measure Amount	(0.50)	(3.49)	(0.49)	3.77	1.20
Additional 402(v) Disclosure	2025 Net (loss) income as reported on the Bank’s Annual Report on Form 10-K for the fiscal year ended December 31, 2025.Diluted EPS amount for 2021 has not been adjusted to reflect the impact of the one-for-three reverse stock split announced on June 27, 2024, that was effective July 11, 2024.
Measure:: 1
Pay vs Performance Disclosure
Name	Diluted Earnings Per Share.
Measure:: 2
Pay vs Performance Disclosure
Name	Total Shareholder Return;
Measure:: 3
Pay vs Performance Disclosure
Name	Net (Loss) Income; and
Mr. Otting [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 7,655,500	$ 34,817,072
PEO Actually Paid Compensation Amount	$ 21,835,871	$ 28,467,075
PEO Name	Joseph Otting	Joseph Otting
Mr. Dinello [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 13,122,666
PEO Actually Paid Compensation Amount		$ 12,355,928
PEO Name		Alessandro DiNello
Mr. Cangemi [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 258,188	$ 4,837,091	$ 6,280,354	$ 8,652,305
PEO Actually Paid Compensation Amount		$ (8,096,879)	$ 6,324,186	$ 4,408,948	$ 9,452,320
PEO Name			Thomas R. Cangemi	Thomas R. Cangemi	Thomas R. Cangemi
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,000,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,184,653
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,995,718
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Year-End Fair Value Of Equity Awards Forfeited In Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(481,250)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	505,964
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,874,388
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	76,175
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Year-End Fair Value Of Equity Awards Forfeited In Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0